Related Party Transactions	9 Months Ended
Sep. 30, 2026
Related Party Transactions
Related Party Transactions
8.
Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, which are the directors and officers of the Company.

Compensation to key management is comprised of the following (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Management and director fees(1)	$525	$508	$1,607	$1,490
Share-based compensation	906	1,010	2,767	3,573
	$1,431	$1,518	$4,374	$5,063

(1)
Management and director fees are comprised of salaries, bonuses, benefits and directors' fees included on the Company's condensed consolidated interim statement of comprehensive loss.

Related party receivables are included in Other current assets and receivables and related party payables are included in Accounts payable and accrued liabilities on the Company's condensed consolidated interim statements of financial position. The balances of related party receivables and payables as of the periods indicated are as follows (in thousands).

	September 30, 2026	December 31, 2025
Receivables
Smackover Lithium(1)	$3,015	$3,226
Total	$3,015	$3,226

Accounts payable and accrued liabilities
Smackover Lithium(2)	$4,700	$4,700
Management and directors(3)	1,042	2,160
Total	$5,742	$6,860
(1)
Amounts due from the Smackover Lithium entities represent receivables for reimbursement of costs paid by the Company on behalf of these entities.
(2)
Accounts payable and accrued liabilities due to Smackover Lithium as of September 30, 2026 and December 31, 2025 represent $4.0 million of cash received from Smackover Lithium, which is held by the Company in a separate account, is designated for working capital needs and is currently due. In addition, a $0.7 million payable, related to a cash collateralized letter of credit that is held by the Company on behalf of Smackover Lithium, was outstanding as of September 30, 2026 and December 31, 2025.
(3)
Amounts due to management and directors primarily include accrued management and director compensation. As of September 30, 2026, the balance of $1.0 million primarily includes accrued incentive compensation earned during the period. As of December 31, 2025, the balance of $2.2 million primarily reflected accrued incentive compensation for the full year, amounts payable to a director relating to funds received during the period, and expense reimbursements payable to management.